Stockholders' Equity - Common Stock (Detail Textuals 3) (USD $)	3 Months Ended	9 Months Ended						0 Months Ended	9 Months Ended					0 Months Ended	9 Months Ended				0 Months Ended			9 Months Ended			0 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Aug. 15, 2013	Apr. 26, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011	Aug. 15, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Aug. 16, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2013 Private Placement [Member]	Aug. 16, 2013 Private Placement [Member] Warrant [Member]	Sep. 30, 2013 Private Placement [Member] Warrant [Member]	Sep. 23, 2013 Purchase Agreement [Member]	Aug. 21, 2013 Purchase Agreement [Member] Private Placement [Member]	Aug. 15, 2013 Purchase Agreement [Member] Private Placement [Member]	Nov. 15, 2012 Series C Preferred Stock Sigma Agreement Sigma Opportunity Fund II, LLC and Sigma Capital Advisors, LLC	Aug. 21, 2013 Investor Warrants [Member] Purchase Agreement [Member]	Aug. 15, 2013 Investor Warrants [Member] Purchase Agreement [Member]	Sep. 30, 2013 Placement Agent Warrants [Member]	Sep. 30, 2013 Placement Agent Warrants [Member] Warrant [Member]	Dec. 31, 2012 Apex	Jun. 04, 2012 Apex Common Stock	Jun. 04, 2012 Apex Selling, General and Administrative Expenses Common Stock	Jul. 31, 2012 Illume Mobile Common Stock Asset purchase agreement
Business Acquisition [Line Items]
Common stock, shares issued	12,297,979	12,297,979		2,927,333	70,207	9,300,439	8,182,791				1,463,667		767,000	292,733		2,927,333							1,463,667
Number of employees					3
Number of shares issued as consideration for acquisition related expenses																									325,000		617,284
Value of shares issued as consideration for acquisition related expenses																								$ 341,000		$ 341,000	$ 698,000
Number of series C preferred stock, aggregate of common stock																			175,364
Aggregate number of common stock sold																	333,333	2,594,000
Sale of stock price per Share				$ 0.60							$ 1						$ 0.60	$ 0.60
Purchase of aggregate shares by investor warrants sold																		1,297,000
Exercise price of warrants									1.28			1.91		0.60				1				0.60
Gross proceeds from private placement		1,502,000												1,500,000	3,400,000					200,000	1,556,400
Investor warrants sold																	166,667
Common stock, shared authorized	100,000,000	100,000,000				100,000,000	100,000,000									2,927,333
Placement agent commision, Value																						175,600
Placement agent fees percentage														10.00%	8.00%							10.00%
Common stock purchased by Warrants																						292,733
Gross proceeds from warrants offering									1,700,000
Issuance costs, Net									200,000
fair value of the warrant liability	166,000	(166,000)						933,000	1,100,000
Balance of warrant liability recorded as equity									$ 400,000